LEASE LIABILITIES AND RIGHT OF USE ASSETS, NET - Schedule of carried value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Right of use assets
Balance at Beginning of period	$ 2,235
Balance at End of period	1,679	$ 2,235
Buildings [member]
Right of use assets
Balance at Beginning of period	2,121
Balance at End of period	1,624	2,121
Cars [Member]
Right of use assets
Balance at Beginning of period	114
Balance at End of period	55	114
Cost
Right of use assets
Balance at Beginning of period	4,023	5,073
Value adjustment	(52)
Additions		765
Disposals		(1,815)
Balance at End of period	4,075	4,023
Cost | Buildings [member]
Right of use assets
Balance at Beginning of period	3,839	4,918
Value adjustment	(48)
Additions		662
Disposals		(1,741)
Balance at End of period	3,887	3,839
Cost | Cars [Member]
Right of use assets
Balance at Beginning of period	184	155
Value adjustment	(4)
Additions		103
Disposals		(74)
Balance at End of period	188	184
Accumulated Depreciation
Right of use assets
Balance at Beginning of period	(1,788)	(2,279)
Additions	(608)	(999)
Disposals		1,490
Balance at End of period	(2,396)	(1,788)
Accumulated Depreciation | Buildings [member]
Right of use assets
Balance at Beginning of period	(1,718)	(2,256)
Additions	(545)	(916)
Disposals		1,454
Balance at End of period	(2,263)	(1,718)
Accumulated Depreciation | Cars [Member]
Right of use assets
Balance at Beginning of period	(70)	(23)
Additions	(63)	(83)
Disposals		36
Balance at End of period	$ (133)	$ (70)